Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Income Securities Trust
Entity Central Index Key	0000789281
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000024664
Shareholder Report [Line Items]
Fund Name	Federated Hermes Inflation Protected Securities Fund
Class Name	Class A Shares
Trading Symbol	RRFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Inflation Protected Securities Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Treasury Inflation Protected Securities (TIPS) Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income and real total returns by investing in inflation-indexed bonds, other fixed-income securities and derivatives.

Top Contributors to Performance

  Yield curve positioning added to relative Fund performance. The Fund was positioned for a steeper yield curve with shorter-maturity bonds outperforming longer-maturity bonds.

  Derivative exposure added to relative Fund performance. Selling long-maturity Treasury futures and buying short-term Treasury futures were used for the steepening position.

Top Detractor from Performance

  Sector allocation and security selection detracted from relative Fund performance. The Fund was overweight longer-maturity Treasury Inflation-Protected Securities relative to the Index.

  Duration management detracted from relative Fund performance. The Fund was positioned longer in duration than the Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
9/30/2015	$9,552	$10,000	$10,000
9/30/2016	$9,996	$10,519	$10,658
9/30/2017	$10,074	$10,527	$10,581
9/30/2018	$10,224	$10,399	$10,624
9/30/2019	$10,840	$11,470	$11,381
9/30/2020	$11,860	$12,271	$12,529
9/30/2021	$12,410	$12,161	$13,179
9/30/2022	$10,984	$10,385	$11,654
9/30/2023	$11,007	$10,452	$11,799
9/30/2024	$12,009	$11,661	$12,955
9/30/2025	$12,356	$11,998	$13,446

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	(1.73%)	(0.10%)	2.14%
Class A Shares without sales load	2.89%	0.82%	2.61%
Bloomberg US Aggregate Bond Index	2.88%	(0.45%)	1.84%
Bloomberg US Treasury Inflation Protected Securities (TIPS) Index	3.79%	1.42%	3.00%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 121,712,179
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$121,712,179 Number of Investments42 Portfolio Turnover51% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	2.4%
Collateralized Mortgage Obligations	3.1%
U.S. Treasury Securities	94.0%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective December 31, 2025, Liam O’Connell, CFA, will be added to the Fund’s portfolio management team.

     Effective April 2, 2026, Todd Abraham, CFA, will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund as of that date. The other members of the portfolio management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective December 31, 2025, Liam O’Connell, CFA, will be added to the Fund’s portfolio management team.

     Effective April 2, 2026, Todd Abraham, CFA, will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund as of that date. The other members of the portfolio management team will continue to manage the Fund.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024665
Shareholder Report [Line Items]
Fund Name	Federated Hermes Inflation Protected Securities Fund
Class Name	Class C Shares
Trading Symbol	RRFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Inflation Protected Securities Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$136	1.35%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Treasury Inflation Protected Securities (TIPS) Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income and real total returns by investing in inflation-indexed bonds, other fixed-income securities and derivatives.

Top Contributors to Performance

  Yield curve positioning added to relative Fund performance. The Fund was positioned for a steeper yield curve with shorter-maturity bonds outperforming longer-maturity bonds.

  Derivative exposure added to relative Fund performance. Selling long-maturity Treasury futures and buying short-term Treasury futures were used for the steepening position.

Top Detractor from Performance

  Sector allocation and security selection detracted from relative Fund performance. The Fund was overweight longer-maturity Treasury Inflation-Protected Securities relative to the Index.

  Duration management detracted from relative Fund performance. The Fund was positioned longer in duration than the Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
9/30/2015	$10,000	$10,000	$10,000
9/30/2016	$10,389	$10,519	$10,658
9/30/2017	$10,396	$10,527	$10,581
9/30/2018	$10,476	$10,399	$10,624
9/30/2019	$11,022	$11,470	$11,381
9/30/2020	$11,970	$12,271	$12,529
9/30/2021	$12,429	$12,161	$13,179
9/30/2022	$10,916	$10,385	$11,654
9/30/2023	$10,865	$10,452	$11,799
9/30/2024	$11,854	$11,661	$12,955
9/30/2025	$12,197	$11,998	$13,446

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	1.20%	0.07%	2.01%
Class C Shares without sales load	2.19%	0.07%	2.01%
Bloomberg US Aggregate Bond Index	2.88%	(0.45%)	1.84%
Bloomberg US Treasury Inflation Protected Securities (TIPS) Index	3.79%	1.42%	3.00%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 121,712,179
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$121,712,179 Number of Investments42 Portfolio Turnover51% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	2.4%
Collateralized Mortgage Obligations	3.1%
U.S. Treasury Securities	94.0%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective December 31, 2025, Liam O’Connell, CFA, will be added to the Fund’s portfolio management team.

     Effective April 2, 2026, Todd Abraham, CFA, will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund as of that date. The other members of the portfolio management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective December 31, 2025, Liam O’Connell, CFA, will be added to the Fund’s portfolio management team.

     Effective April 2, 2026, Todd Abraham, CFA, will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund as of that date. The other members of the portfolio management team will continue to manage the Fund.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024666
Shareholder Report [Line Items]
Fund Name	Federated Hermes Inflation Protected Securities Fund
Class Name	Institutional Shares
Trading Symbol	RRFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Inflation Protected Securities Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Treasury Inflation Protected Securities (TIPS) Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income and real total returns by investing in inflation-indexed bonds, other fixed-income securities and derivatives.

Top Contributors to Performance

  Yield curve positioning added to relative Fund performance. The Fund was positioned for a steeper yield curve with shorter-maturity bonds outperforming longer-maturity bonds.

  Derivative exposure added to relative Fund performance. Selling long-maturity Treasury futures and buying short-term Treasury futures were used for the steepening position.

Top Detractor from Performance

  Sector allocation and security selection detracted from relative Fund performance. The Fund was overweight longer-maturity Treasury Inflation-Protected Securities relative to the Index.

  Duration management detracted from relative Fund performance. The Fund was positioned longer in duration than the Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
9/30/2015	$10,000	$10,000	$10,000
9/30/2016	$10,487	$10,519	$10,658
9/30/2017	$10,595	$10,527	$10,581
9/30/2018	$10,788	$10,399	$10,624
9/30/2019	$11,467	$11,470	$11,381
9/30/2020	$12,583	$12,271	$12,529
9/30/2021	$13,195	$12,161	$13,179
9/30/2022	$11,707	$10,385	$11,654
9/30/2023	$11,763	$10,452	$11,799
9/30/2024	$12,859	$11,661	$12,955
9/30/2025	$13,263	$11,998	$13,446

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	3.14%	1.06%	2.86%
Bloomberg US Aggregate Bond Index	2.88%	(0.45%)	1.84%
Bloomberg US Treasury Inflation Protected Securities (TIPS) Index	3.79%	1.42%	3.00%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 121,712,179
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$121,712,179 Number of Investments42 Portfolio Turnover51% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	2.4%
Collateralized Mortgage Obligations	3.1%
U.S. Treasury Securities	94.0%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective December 31, 2025, Liam O’Connell, CFA, will be added to the Fund’s portfolio management team.

     Effective April 2, 2026, Todd Abraham, CFA, will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund as of that date. The other members of the portfolio management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective December 31, 2025, Liam O’Connell, CFA, will be added to the Fund’s portfolio management team.

     Effective April 2, 2026, Todd Abraham, CFA, will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund as of that date. The other members of the portfolio management team will continue to manage the Fund.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000233371
Shareholder Report [Line Items]
Fund Name	Federated Hermes Inflation Protected Securities Fund
Class Name	Class R6 Shares
Trading Symbol	FIPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Inflation Protected Securities Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Treasury Inflation Protected Securities (TIPS) Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income and real total returns by investing in inflation-indexed bonds, other fixed-income securities and derivatives.

Top Contributors to Performance

  Yield curve positioning added to relative Fund performance. The Fund was positioned for a steeper yield curve with shorter-maturity bonds outperforming longer-maturity bonds.

  Derivative exposure added to relative Fund performance. Selling long-maturity Treasury futures and buying short-term Treasury futures were used for the steepening position.

Top Detractor from Performance

  Sector allocation and security selection detracted from relative Fund performance. The Fund was overweight longer-maturity Treasury Inflation-Protected Securities relative to the Index.

  Duration management detracted from relative Fund performance. The Fund was positioned longer in duration than the Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
9/30/2015	$10,000	$10,000	$10,000
9/30/2016	$10,487	$10,519	$10,658
9/30/2017	$10,595	$10,527	$10,581
9/30/2018	$10,788	$10,399	$10,624
9/30/2019	$11,467	$11,470	$11,381
9/30/2020	$12,583	$12,271	$12,529
9/30/2021	$13,195	$12,161	$13,179
9/30/2022	$11,707	$10,385	$11,654
9/30/2023	$11,776	$10,452	$11,799
9/30/2024	$12,871	$11,661	$12,955
9/30/2025	$13,289	$11,998	$13,446

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Referencea	3.24%	1.10%	2.88%
Bloomberg US Aggregate Bond Index	2.88%	(0.45%)	1.84%
Bloomberg US Treasury Inflation Protected Securities (TIPS) Index	3.79%	1.42%	3.00%
Footnote	Description
Footnote[a]	The Fund's Class R6 Shares commenced operations on December 29, 2021. For the periods prior to the commencement of operations of the Class R6 Shares, the performance information shown is for the Fund's Institutional Shares.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 121,712,179
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$121,712,179 Number of Investments42 Portfolio Turnover51% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	2.4%
Collateralized Mortgage Obligations	3.1%
U.S. Treasury Securities	94.0%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective December 31, 2025, Liam O’Connell, CFA, will be added to the Fund’s portfolio management team.

     Effective April 2, 2026, Todd Abraham, CFA, will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund as of that date. The other members of the portfolio management team will continue to manage the Fund.

Summary of Change Legend [Text Block]

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective December 31, 2025, Liam O’Connell, CFA, will be added to the Fund’s portfolio management team.

     Effective April 2, 2026, Todd Abraham, CFA, will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund as of that date. The other members of the portfolio management team will continue to manage the Fund.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation